Document and Entity Information	Apr. 29, 2020
Cover [Abstract]
Entity Registrant Name	Equitrans Midstream Corp
Amendment Flag	false
Entity Central Index Key	0001747009
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Incorporation State Country Code	PA
Entity File Number	001-38629
Entity Tax Identification Number	83-0516635
Entity Address, Address Line One	2200 Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	271-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	ETRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false